Own Work Capitalized - Summary of Detailed Information About Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Own Work Capitalized [Abstract]
Cost of materials	€ 256	€ 689	€ 1,995
Personnel costs	385	665	1,906
Depreciation, amortization and impairment	89	112	287
Other operating costs	88	101	427
Total	€ 818	€ 1,567	€ 4,615